Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Total equity at Dec. 31, 2012	$ 909,070	$ 910	$ 612,339	$ 400,708	$ (1,174)	$ (103,713)	$ 0
Beginning Balance, Shares at Dec. 31, 2012		(90,960,640)				(4,022,141)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	323,146						323,146
Stock-based compensation	5,973		5,489	0			484
Restricted share unit vesting		867,091
Restricted share and share unit vesting	0	$ (8)	8
Excess tax benefit from stock-based compensation	8,362		8,362
Cash dividends declared of $1.36 per share	(52,489)			(52,489)
Net income	299,554			275,994			23,560
Other comprehensive income (loss), net of tax	1,041				824		217
Acquisition of non-controlling interest in NTI	1,357,703						1,357,703
Distribution to non-controlling interest holders	(28,575)						(28,575)
Treasury stock, at cost, shares						(8,080,028)
Treasury stock, at cost	(252,841)					$ (252,841)
Total equity at Dec. 31, 2013	2,570,587	$ 918	625,825	624,213	(350)	$ (356,554)	1,676,535
Ending Balance, Shares at Dec. 31, 2013		(91,827,731)				(12,102,169)
Stock-based compensation	19,903		4,338				15,565
Restricted share unit vesting		184,765
Restricted share and share unit vesting	0	$ (2)	2
Excess tax benefit from stock-based compensation	1,144		1,144
Cash dividends declared of $1.36 per share	(293,746)			(293,746)
Net income	710,072			559,926			150,146
Other comprehensive income (loss), net of tax	(1,680)				(941)		(739)
Convertible debt redemption		$ 106				$ 357,608
Stock Issued During Period, Shares, Conversion of Convertible Securities		10,630,044				12,129,199
Distribution to non-controlling interest holders	(173,637)						(173,637)
Treasury stock, at cost, shares						(6,468,913)
Treasury stock, at cost	(259,222)					$ (259,222)
Total equity at Dec. 31, 2014	2,787,644	$ 1,026	487,748	890,393	(1,291)	$ (258,168)	1,667,936
Ending Balance, Shares at Dec. 31, 2014		(102,642,540)				(6,441,883)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	66						66
Stock-based compensation	15,960		4,231				11,729
Restricted share unit vesting		131,165
Restricted share and share unit vesting	0	$ (2)	2
Excess tax benefit from stock-based compensation	871		871
Cash dividends declared of $1.36 per share	(129,211)			(129,211)
Net income	614,431			406,756			207,675
Other comprehensive income (loss), net of tax	4,008				1,942		2,066
Distribution to non-controlling interest holders	(242,576)						(242,576)
Treasury stock, at cost, shares						(2,647,740)
Treasury stock, at cost	(105,000)					$ (105,000)
Other	(221)						(221)
Total equity at Dec. 31, 2015	$ 2,945,906	$ 1,028	$ 492,848	$ 1,167,938	$ 651	$ 363,168	$ 1,646,609
Ending Balance, Shares at Dec. 31, 2015		(102,773,705)				(9,089,623)